SCHEDULE OF SUPPLEMENTAL INFORMATION RELATED TO THE GROUP’S LEASES (Details) - JPY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Leases
Amortization of right-of-use assets	¥ 4,207	¥ 3,875	¥ 7,494	¥ 5,235
Interest on lease liabilities	218	155	303	207
Total finance lease costs	4,425	4,030	7,797	5,442
Operating lease costs	323,750	318,977	640,213	634,007
Operating cash flows from operating leases	334,283	322,244	654,115	594,430
Financing cash flows from finance leases	4,366	4,040	7,505	5,277
Operating lease right-of-use assets obtained in exchange for operating lease liabilities				134,799
Finance lease right-of-use assets obtained in exchange for finance lease liabilities	18,360	2,912	¥ 5,154	¥ 16,634
Remeasurement of operating lease liabilities and right-of-use assets due to lease modification	¥ (268,067)
Weighted average remaining lease term, Operating leases	10 years 9 months 18 days	11 years 1 month 6 days	10 years 9 months 18 days	11 years 6 months
Weighted average remaining lease term, Finance leases	4 years	3 years 7 months 6 days	3 years 6 months	4 years
Weighted-average discount rate, Operating leases	2.21%	2.22%	2.23%	2.22%
Weighted-average discount rate, Finance leases	1.66%	1.58%	1.60%	1.57%